Pay vs Performance Disclosure - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following information regarding the relationship between executive compensation actually paid (“CAP”) for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”), and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The CAP amounts shown in the table below do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.

Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO (2)	Compensation Actually Paid to First PEO(1)	Compensation Actually Paid to Second PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (Loss)
2025	$—	$1,483,567	$—	$2,051,858	172,701	220,305	$200	$(908,002)
2024	—	429,702	—	319,702	148,654	133,471	100	8,574
2023	378,625	367,319	474,084	627,319	159,253	185,275	133	(869,016)

(1)	The PEO for 2024 and 2025 was Shahe Bagerdjian. Both Steve Laflin (“First PEO”) and Shahe Bagerdjian (“Second PEO”) served as PEO in 2023. Our only non-PEO NEO for each year presented was Matthew Cox, our chief financial officer.

(2)

CAP reflects the exclusions and inclusions of certain amounts for the First PEO and Second PEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values are derived from the second table in this footnote.

Adjustment To PEO Compensation, Footnote

First PEO

Year	Summary Compensation Table Total for First PEO	Exclusion of Stock Awards for First PEO	Inclusion of Equity Values for First PEO	CAP to First PEO
2025	$—	$—	$—	$—
2024	—	—	—	—
2023	378,625	0	95,459	474,084

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for First PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for First PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for First PEO	Inclusion of Equity Values for First PEO
2025	$—	$—	$—	$—	$—
2024	—	—	—	—	—
2023	—	—	—	95,459	95,459

Second PEO

Year	Summary Compensation Table Total for Second PEO	Exclusion of Stock Awards for Second PEO	Inclusion of Equity Values for Second PEO	CAP to Second PEO
2025	$1,483,567	$1,119,238	$1,687,529	$2,051,858
2024	429,702	70,500	(39,500)	319,702
2023	367,319	—	260,000	627,319

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for Second PEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for Second PEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for Second PEO	Inclusion of Equity Values for Second PEO
2025	$1,617,529	$30,000	$-	$40,000	$1,687,529
2024	—	(110,000)	10,500	60,000	(39,500)
2023	260,000	—	—	—	260,000

(3)

CAP reflects the exclusions and inclusions of certain amounts for the non-PEO NEO as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards for non-PEO NEO column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values for non-PEO NEO are derived from the second table in this footnote.

Non-PEO NEO Average Total Compensation Amount	$ 172,701	$ 148,654	$ 159,253
Non-PEO NEO Average Compensation Actually Paid Amount	$ 220,305	133,471	185,275
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for non-PEO NEO	Exclusion of Stock Awards for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO	CAP to non-PEO NEO
2025	$172,701	$-	$47,604	$220,305
2024	148,654	712	(14,471)	133,471
2023	159,253	13,083	39,105	185,275

Year	Year-End Fair Value of Unvested Equity Awards Granted During the Year for non-PEO NEO	Change in Fair Value of Unvested Equity Awards Granted in Prior Years for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted and Vested During Year for non-PEO NEO	Change in Fair Value to Vesting Date of Equity Awards Granted in Prior Years for non-PEO NEO	Inclusion of Equity Values for non-PEO NEO
2025	$-	$175	$—	$47,429	$47,604
2024	499	(5,130)	—	(9,840)	(14,471)
2023	10,570	12,982	2,513	13,040	39,105

(4)

Assumes $100 was invested for the period starting December 31, 2022, through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance,

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and TSR

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s cumulative TSR over the three years presented in the pay versus performance table above.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income (Loss)

As demonstrated by the following graph, the CAP to the Company’s PEOs and the average amount of CAP to the Company’s non-PEO NEOs are aligned with the Company’s net income (loss) over the three years presented in the pay versus performance table above.

Total Shareholder Return Amount	$ 200	100	133
Net Income (Loss)	(908,002)	8,574	(869,016)
PEO Name				Shahe Bagerdjian
Mr. Laflin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	378,625
PEO Actually Paid Compensation Amount	0	0	$ 474,084
PEO Name			Steve Laflin
Mr. Bagerdjian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,483,567	429,702	$ 367,319
PEO Actually Paid Compensation Amount	2,051,858	319,702	$ 627,319
PEO Name			Shahe Bagerdjian
PEO | Mr. Laflin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	$ 0
PEO | Mr. Laflin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	95,459
PEO | Mr. Laflin [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Laflin [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Laflin [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Mr. Laflin [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	95,459
PEO | Mr. Bagerdjian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,119,238	70,500	0
PEO | Mr. Bagerdjian [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,687,529	(39,500)	260,000
PEO | Mr. Bagerdjian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,617,529	0	260,000
PEO | Mr. Bagerdjian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,000	(110,000)	0
PEO | Mr. Bagerdjian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	10,500	0
PEO | Mr. Bagerdjian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,000	60,000	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	712	13,083
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,604	(14,471)	39,105
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	499	10,570
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175	(5,130)	12,982
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	2,513
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,429	$ (9,840)	$ 13,040